Unaudited Condensed Consolidated Statements of Changes of Shareholders’ Equity (Deficit)	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Addition paid-in capital USD ($)	Addition paid-in capital CNY (¥)	Deferred stock compensation USD ($)	Deferred stock compensation CNY (¥)	Statutory Reserves USD ($)	Statutory Reserves CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	USD ($)	CNY (¥)
Balance at Sep. 30, 2024		¥ 7,272						¥ 1,679,428		¥ (656,670)		¥ (8,218,211)		¥ (7,188,181)
Balance (Shares) at Sep. 30, 2024 | shares	18,000,000	18,000,000
Net income (loss)												(4,233,119)		(4,233,119)
Foreign currency Translation										(324,888)				(324,888)
Balance at Mar. 31, 2025		¥ 7,272						1,679,428		(981,558)		(12,451,330)		(11,746,188)
Balance (Shares) at Mar. 31, 2025 | shares	18,000,000	18,000,000
Balance at Sep. 30, 2025		¥ 8,399		66,212,597				1,679,428		(1,611,000)		(21,047,417)		45,242,007
Balance (Shares) at Sep. 30, 2025 | shares	20,500,000	20,500,000
Private placement		¥ 44,037		28,576,232										28,620,269
Private placement (Shares) | shares	100,567,000	100,567,000
Option granted				12,961,565		(12,961,565)
Amortization of deferred stock compensation						1,440,174								1,440,174
Options exercised		¥ 1,773												1,773
Options exercised (Shares) | shares	4,050,000	4,050,000
Net income (loss)												4,825,973	$ 699,620	4,825,973
Foreign currency Translation										(1,948,154)				(1,948,154)
Balance at Mar. 31, 2026	$ 7,859	¥ 54,209	$ 15,620,527	¥ 107,750,394	$ (1,670,251)	¥ (11,521,391)	$ 243,466	¥ 1,679,428	$ (515,969)	¥ (3,559,154)	$ (2,351,616)	¥ (16,221,444)	$ 11,334,016	¥ 78,182,042
Balance (Shares) at Mar. 31, 2026 | shares	125,117,000	125,117,000